As filed with the Securities and Exchange Commission on March 18, 2011
Securities Act File No. 33-46973
Investment Company Act File No. 811-6625

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

Registration Statement Under the Securities Act of 1933	☑
Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 70	☑

and
Registration Statement Under the Investment Company Act of 1940

Amendment No. 71	☑

THE PAYDEN & RYGEL INVESTMENT GROUP
(formerly P & R Investment Trust)
(Exact Name of Registrant as Specified in Charter)
333 South Grand Avenue, 32nd Floor
Los Angeles, California 90071
(Address of Principal Executive Offices)
(213) 625-1900
(Registrant’s Telephone Number, Including Area Code)
Edward S. Garlock, Esq.
333 South Grand Avenue, 32nd Floor
Los Angeles, California 90071
(213) 625-1900
(Name and Address of Agent for Service)
Copy to: Arthur L. Zwickel, Esq.
Paul, Hastings, Janofsky & Walker LLP
515 S. Flower St., Los Angeles, California 90071
Approximate Date of Proposed Public Offering:
As soon as practicable following effective date.
It is proposed that this filing will become effective:
☑	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2), of Rule 485.

☐	This post-effective amendment designates a new effective Date for a previously filed post-effective amendment.
Title of Securities being registered: Shares of Beneficial Interest

SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 18th day of March, 2011. The undersigned hereby certifies that this amendment meets all requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act.

THE PAYDEN & RYGEL INVESTMENT GROUP

By	/s/ Joan A. Payden

Joan A. Payden
Chairman
          Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Joan A. Payden Joan A. Payden	Trustee and Principal Executive Officer	March 18, 2011

Gerald S. Levey* Gerald S. Levey, M.D.	Trustee	March 18, 2011

Rosemarie T. Nassif* Rosemarie T. Nassif	Trustee	March 18, 2011

Andrew J. Policano* Andrew J. Policano	Trustee	March 18, 2011

Dennis C. Poulsen* Dennis C. Poulsen	Trustee	March 18, 2011

Thomas McKernan, Jr.* Thomas McKernan, Jr.	Trustee	March 18, 2011

Stender E. Sweeney* Stender E. Sweeney	Trustee	March 18, 2011

W. D. Hilton, Jr.* W. D. Hilton, Jr.	Trustee	March 18, 2011

/s/ Michael E. Salvay Michael E. Salvay	Trustee	March 18, 2011

/s/ Mary Beth Syal Mary Beth Syal	Trustee	March 18, 2011

/s/ Brian W. Matthews Brian W. Matthews	Principal Financial and Accounting Officer	March 18, 2011

*/s/ Joan A. Payden By: Joan A. Payden
Attorney-In-Fact

EXHIBIT INDEX

Title of Exhibit	Exhibit No.

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def